DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2013
DEBENTURES [Abstract]
Schedule of Maturities of Debentures
	As of December 31, 2013
	Interest rate	2014	2015	2016
Debentures Series D	8%	$6,441	$6,441	$6,441
Debentures Series F	7.8%	--	57,041	57,041
Jazz's 2010 Notes (as defined in E below)	8%	--	81,181	--
		$6,441	$144,663	$63,482